Dividends - Narrative (Details) $ / shares in Units, € in Millions, $ in Millions				3 Months Ended
	Feb. 19, 2025 USD ($) $ / shares	Jan. 06, 2025 USD ($)	Jan. 06, 2025 EUR (€)	Jun. 30, 2024 $ / shares
Disclosure of classes of share capital [line items]
Dividends declared before financial statements authorized for issue | $	$ 6,400
EUR 1,250m Subordinated Capital Securities | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends declared before financial statements authorized for issue		$ 31	€ 30
Notional amount | €			€ 1,250
Ordinary shares
Disclosure of classes of share capital [line items]
Dividends declared before financial statements authorised for issue, per share (in dollars per share) | $ / shares				$ 0.21
Ordinary shares | Dividend distribution
Disclosure of classes of share capital [line items]
Dividends declared before financial statements authorised for issue, per share (in dollars per share) | $ / shares	$ 0.36
Dividends declared before financial statements authorized for issue | $	$ 6,400